NOTE 5 – WARRANTS (Details Narrative) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Note 5 Warrants
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25	$ 0.15